Employee Benefit Plans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employer contributions to plan	$ 137	$ 127	$ 110
Pension plan for the employees	$ 134	$ 101	$ 94